Summary of Significant Accounting Policies (Policies) - SiteOne Savings and Investment Plan	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Basis of Accounting	Basis of Accounting The financial statements of the Plan have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

The Plan’s investments are reported at fair value. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). See Note 3 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded when received. Dividends are recorded on the ex-dividend date. Net appreciation/(depreciation) in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance. Interest income is recorded when received. Related fees are recorded as administrative expenses and are expensed as they are incurred. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced, and a benefit payment is recorded. There were $41,294 in deemed distributions recorded during the year ended December 31, 2025.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Expenses

Expenses

Certain expenses of maintaining the Plan are paid directly by the Company and are excluded from these financial statements. The Company does not expect reimbursement from the Plan for these expenses. Participants are charged an asset-based service fee for administrative expenses of the Plan related to recordkeeping, accounting, and investment advisory services. Participants also pay certain administrative fees for participant-initiated transactions. Investment related expenses are included in net appreciation/(depreciation) in fair value of investments.